                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from November 26, 2006 to December 25, 2006

                    Commission File Number of issuing entity:
                           000-20787-07, 333-130508-01

                  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST
           (Exact name of issuing entity as specified in its charter)

   Commission File Number         Commission File Number          Commission File Number
        of Depositor:                  of Depositor:                   of Depositor:
 000-21424-04, 333-130508-03     333-113579-02, 333-130508     333-113579-01, 333-130508-02

      American Express               American Express                American Express
    Receivables Financing          Receivables Financing           Receivables Financing
       Corporation II               Corporation III LLC             Corporation IV LLC
  (Exact name of depositor       (Exact name of depositor        (Exact name of depositor
as specified in its charter)   as specified in its charter)    as specified in its charter)

         13-3854638                     20-0942395                      20-0942445
      (I.R.S. Employer               (I.R.S. Employer                (I.R.S. Employer
    Identification Number          Identification Number           Identification Number
        of depositor)                  of depositor)                   of depositor)

                American Express                American Express
                 Centurion Bank                     Bank, FSB
            (Exact name of sponsor as       (Exact name of sponsor as
            specified in its charter)       specified in its charter)

           Delaware                                          Not Applicable
   State or other jurisdiction of                          (I.R.S. Employer
  incorporation or organization of                      Identification Number of
      the issuing entity                                   the issuing entity

     c/o The Bank of New York
   101 Barclay Street, New York                                  10286
(Address of the principal executive                            (Zip Code)
  offices of the issuing entity)

                     ---------------------------------------
                     (Telephone number, including area code)

                                 Not Applicable
           (Former name, former address, if changed since last report)

Each class of Series A and Series B Asset Backed Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [X] No [ ]

PART I - DISTRIUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

          The information required by Item 1121 of Regulation AB is contained in the distribution report attached hereto as Exhibit 99.

PART II - OTHER INFORMATION

Item 9. Exhibits.

        Exhibit No.   Description
        -----------   -----------
          99.1        Monthly Servicer's Certificate for the Monthly Period
                      ending December 25, 2006 and the related payment dates.

          99.2        Updated Tust Portfolio Information

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Date: January 16, 2007

                                        American Express Receivables Financing
                                        Corporation II,
                                        Depositor


                                        By: /s/ Maureen Ryan
                                            ------------------------------------
                                        Name: Maureen Ryan
                                        Title: President


                                        American Express Receivables Financing
                                        Corporation III LLC,
                                        Depositor


                                        By: /s/ Andrea J. Moss
                                            ------------------------------------
                                        Name: Andrea J. Moss
                                        Title: President


                                        American Express Receivables Financing
                                        Corporation IV LLC,
                                        Depositor


                                        By: /s/ Daniel L. Follett
                                            ------------------------------------
                                        Name: Daniel L. Follett
                                        Title: President